(LOSS) PER SHARE (Tables)	6 Months Ended
Sep. 30, 2022
Profit or loss [abstract]
Schedule of basic and diluted EPS calculations

	Three Months Ended September 30,		Six Months Ended September 30,
	2022	2021	2022	2021
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(949)	$(2,975)	$(2,678)	$(6,041)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	16,742	13,332	15,056	12,776
Basic and diluted (loss) per share (Actual)	$(0.06)	$(0.22)	$(0.18)	$(0.47)

Schedule of anti-dilutive share

	As of September 30,
	2022	2021
Stock options	1,217,300	868,000
Restricted stock units	378,740	243,000
Warrants	33,888	36,147